Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,613.89
Total Transaction Valuation	30,044,759.04
Total Offset Amount	0.00
Net Fee	$ 2,613.89
Offering Table N/A
Offset Table N/A	N/A